Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE		$ 1,099,133	$ 653,036	$ 742,125
COST OF REVENUE		231,084	141,302	7,405
GROSS PROFIT		868,049	511,734	734,720
OPERATING EXPENSES:
Selling and marketing		1,007,652	303,079	244,163
General and administrative
Payroll and related benefits		2,609,849	2,446,019	1,024,565
Professional fees		1,211,665	2,083,019	1,744,395
Other general and administrative		1,931,498	2,162,801	905,748
Total Operating Expenses		6,760,664	6,994,918	3,918,871
LOSS FROM OPERATIONS		(5,892,615)	(6,483,184)	(3,184,151)
OTHER INCOME (EXPENSE):
Interest income		94,372	1,658	30,478
Impairment loss on long-term investment			(585,333)
Other income		6,366	54,774	53,646
Foreign currency transaction gain (loss)		146,501	(38,670)	(35,464)
Loss on equity method investment				(46,105)
Total Other Income (Expense)		247,239	(567,571)	2,555
LOSS BEFORE INCOME TAXES		(5,645,376)	(7,050,755)	(3,181,596)
INCOME TAXES
NET LOSS		(5,645,376)	(7,050,755)	(3,181,596)
COMPREHENSIVE LOSS:
NET LOSS		(5,645,376)	(7,050,755)	(3,181,596)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustments		(184,885)	45,115	117,687
TOTAL COMPREHENSIVE LOSS		$ (5,830,261)	$ (7,005,640)	$ (3,063,909)
NET LOSS PER COMMON SHARE
Basic (in Dollars per share)	[1]	$ (1.61)	$ (2.88)	$ (1.56)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic (in Shares)	[1]	3,497,109	2,450,447	2,038,558

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 13.